Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	$ 93,922	$ 97,743
Other payables	72	332
Other payables - related parties	60	704
Charter hire received in advance	5,565	1,337
Other accrued operating expenses	108,150	68,948
Trade and other payables	$ 207,769	$ 169,064